RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Related Party [Abstract]
Disclosure of interests in subsidiaries

	Jurisdiction of Incorporation	Ownership Percentage
Subsidiary		2024	2023
Rogers Communications Canada Inc.	Canada	100%	100%
Rogers Media Inc.	Canada	100%	100%

Disclosure of transactions between related parties
Compensation expense for key management personnel included in "employee salaries, benefits, and stock-based compensation" and "restructuring, acquisition and other" was as follows:

	Years ended December 31
(In millions of dollars)	2024	2023

Salaries and other short-term employee benefits	20	23
Post-employment benefits	2	2
Stock-based compensation [1]	34	26

Total compensation	56	51
[1]    Stock-based compensation does not include the effect of changes in fair value of Class B Non-Voting Shares or equity derivatives.
We carried out the following business transactions with our associates and joint arrangements, being primarily MLSE (broadcasting rights) and Glentel (Wireless distribution support).

	Years ended December 31
(In millions of dollars)	2024	2023

Revenue	45	36
Purchases	231	203

Outstanding balances at year-end are unsecured, interest-free, and settled in cash.

	As at December 31
(In millions of dollars)	2024	2023

Accounts receivable	101	97
Accounts payable and accrued liabilities	163	113